LS Opportunity Fund
Schedule of Investments
February 28, 2026 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 72.49% Shares Fair Value
Communication Services — 2.97%
Alphabet, Inc., Class A 9,000 $ 2,805,840
Energy — 2.26%
Exxon Mobil Corp. 14,000 2,135,000
Financials — 47.77%
Ameriprise Financial, Inc. 4,000 1,880,480
Ameris Bancorp
(a)
25,996 2,018,849
Axos Financial, Inc.
(a) (b)
23,000 1,996,860
Block, Inc.
(b)
20,300 1,293,110
Cboe Global Markets, Inc.
(a)
9,000 2,697,480
ConnectOne Bancorp, Inc. 77,000 2,042,810
Customers Bancorp, Inc.
(a) (b)
21,071 1,421,028
First Citizens BancShares, Inc., Class A
(a) (b)
925 1,755,789
First Financial Bancorp
(b)
45,000 1,263,150
Fiserv, Inc.
(b)
22,000 1,370,380
Genworth Financial, Inc., Class A
(b)
120,258 1,014,977
Global Payments, Inc.
(a)
27,700 2,117,942
Globe Life, Inc. 21,000 3,050,460
Interactive Brokers Group, Inc., Class A
(a)
28,000 1,993,320
Navient Corp. 94,000 826,260
OFG Bancorp 49,000 1,963,920
PJT Partners, Inc., Class A
(a)
12,000 1,772,160
Primerica, Inc.
(a)
10,700 2,714,162
SLM Corp.
(a)
72,700 1,362,398
Stifel Financial Corp. 22,500 1,666,125
TFS Financial Corp. 145,000 2,032,900
UMB Financial Corp.
(a)
17,000 1,969,960
Visa, Inc., Class A 3,500 1,120,490
Western Alliance Bancorp
(a)
24,000 1,927,680
WEX, Inc.
(b)
13,000 1,939,470
45,212,160
Health Care — 9.16%
Johnson & Johnson
(a)
14,000 3,478,020
Merck & Co., Inc.
(a)
23,000 2,847,860
Regeneron Pharmaceuticals, Inc. 3,000 2,345,010
8,670,890
Industrials — 2.58%
CACI International, Inc., Class A
(a) (b)
4,000 2,440,680
Information Technology — 5.16%
Hewlett Packard Enterprise Co. 21,000 450,870
Littelfuse, Inc.
(a)
7,000 2,467,220
Microsoft Corp.
(a)
5,000 1,963,700
4,881,790

LS Opportunity Fund
Schedule of Investments (continued)
February 28, 2026 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 72.49% - continued Shares Fair Value
Real Estate — 2.59%
Compass, Inc., Class A
(b)
66,011 $ 643,607
St. Joe Co. (The)
(b)
25,000 1,804,250
2,447,857
Total Common Stocks - Long - Domestic (Cost $59,005,289) 68,594,217
COMMON STOCKS - LONG - INTERNATIONAL — 22.07%
Financials — 13.52%
BNP Paribas S.A. - ADR
(b)
42,000 2,355,360
Fairfax Financial Holdings Ltd. 2,700 4,646,660
London Stock Exchange Group PLC 16,212 1,935,879
Societe Generale S.A. - ADR 122,000 2,121,580
UBS Group A.G. 42,000 1,740,060
12,799,539
Industrials — 5.27%
Eaton Corp. PLC
(a)
8,000 3,007,360
Pentair PLC
(a)
20,000 1,983,800
4,991,160
Materials — 3.28%
Agnico Eagle Mines Ltd.
(a)
12,349 3,107,008
Total Common Stocks - Long - International
(Cost $14,886,531) 20,897,707
MONEY MARKET FUNDS - 5.91%
Invesco Treasury Portfolio, Institutional Class, 3.56%
(c)
5,596,234 5,596,234
Total Money Market Funds (Cost $5,596,234) 5,596,234
Total Investments — 100.47%
    (Cost $79,488,054) 95,088,158
Liabilities in Excess of Other Assets — (0.47)% (440,657)
NET ASSETS — 100.00% $ 94,647,501
(a) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on February 28, 2026 was $32,246,165.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of February 28, 2026.
ADR - American Depositary Receipt

LS Opportunity Fund
Schedule of Securities Sold Short
February 28, 2026 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (33.00)% Shares Fair Value
Consumer Discretionary - (5.42)%
Hilton Grand Vacations, Inc.
(a)
(33,174) $ (1,491,503)
McDonald's Corp. (5,899) (2,011,913)
Starbucks Corp. (16,620) (1,629,092)
(5,132,508)
Consumer Staples - (5.36)%
Post Holdings, Inc.
(a)
(24,345) (2,587,873)
Sysco Corp. (27,241) (2,483,290)
(5,071,163)
Financials - (22.22)%
AGNC Investment Corp. (95,000) (1,064,950)
American International Group, Inc. (15,000) (1,207,350)
Bank of America Corp. (45,000) (2,242,350)
Berkshire Hathaway, Inc., Class B
(a)
(2,300) (1,161,385)
First Financial Bankshares , Inc. (32,700) (1,011,411)
First Horizon National Corp. (45,000) (1,070,550)
FlagStar Bank, N.A. (81,300) (1,031,697)
Huntington Bancshares, Inc. (61,400) (1,031,520)
JPMorgan Chase & Co. (6,200) (1,861,860)
KeyCorp (51,300) (1,063,962)
Marsh & McLennan Cos., Inc. (10,532) (1,966,746)
Prudential Financial, Inc. (32,445) (3,191,939)
Regions Financial Corp. (39,500) (1,099,285)
T. Rowe Price Group, Inc. (4,800) (454,224)
Texas Capital Bancshares, Inc.
(a)
(5,000) (476,500)
Truist Financial Corp. (22,000) (1,084,820)
(21,020,549)
TOTAL COMMON STOCKS - SHORT - DOMESTIC  (Proceeds Received $31,405,798) (31,224,220)
COMMON STOCKS - SHORT - INTERNATIONAL - (8.38)%
Financials - (5.99)%
Aon PLC, Class A (4,302) (1,443,192)
Bank of Nova Scotia (The) (31,483) (2,388,461)
RenaissanceRe Holdings Ltd. (6,100) (1,845,006)
(5,676,659)
Industrials - (2.39)%
Johnson Controls International PLC (15,704) (2,266,087)
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL  (Proceeds
Received $5,976,061) (7,942,746)
EXCHANGE-TRADED FUNDS - (5.22)%
Global X Nasdaq 100 Covered Call ETF (48,000) (844,320)
Global X S&P 500 Covered Call ETF (48,000) (1,955,040)
SPDR
®
S&P
®
Regional Banking ETF (32,000) (2,136,640)
TOTAL EXCHANGE-TRADED FUNDS  (Proceeds Received $4,985,904) (4,936,000)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
February 28, 2026 - (Unaudited)
TOTAL SECURITIES SOLD SHORT - (46.60)% (Proceeds Received
$42,367,763) $ (44,102,966)
(a) Non-dividend expense producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt
The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global
Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of
MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.